Condensed Consolidated Interim Statements of Operations and Other Comprehensive Income (Loss) (Unaudited) (Parenthetical) - $ / shares	3 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Basic earnings (loss) per share	$ (0.33)	$ (0.13)
Diluted earnings (loss) per share	$ (0.33)	$ (0.13)
Weighted average shares outstanding, basic	17,701	13,351
Weighted average shares outstanding, diluted	17,701	13,351